Average Annual Total Returns (Vanguard Emerging Markets Stock Index Fund Participant)	Vanguard Emerging Markets Stock Index Fund Vanguard Emerging Markets Stock Index Fund - Investor Shares 11/1/2013 - 10/31/2014	FTSE Emerging Index Vanguard Emerging Markets Stock Index Fund Vanguard Emerging Markets Stock Index Fund - Investor Shares 11/1/2013 - 10/31/2014	MSCI Emerging Markets Index Vanguard Emerging Markets Stock Index Fund Vanguard Emerging Markets Stock Index Fund - Investor Shares 11/1/2013 - 10/31/2014	Spliced Emerging Markets Index Vanguard Emerging Markets Stock Index Fund Vanguard Emerging Markets Stock Index Fund - Investor Shares 11/1/2013 - 10/31/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	0.42%	1.24%	(2.19%)	1.24%
Five Years	1.75%	2.06%	1.78%	2.13%
Ten Years	7.95%	8.99%	8.43%	8.33%